SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity
Changes in AOCI, including the amounts reclassified to income
Balance	$ 82,741	$ 83,777
Balance	$ 90,992	$ 82,741
Number of entities liquidated | entity	1	2
Net loss from the cumulative translation adjustment	$ 1,700	$ 100
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	62,002	61,470
Balance	62,411	62,002
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Gain recorded in other comprehensive income	2,112	570
Unrealized gains (losses), net of tax
Changes in AOCI, including the amounts reclassified to income
Gain reclassified from AOCI to income	(1,703)	$ (38)
AOCI Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	$ 0